Share capital and reserves	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital And Reserves [Abstract]
Share capital and reserves [Text Block]

13 Share capital and reserves

a) Authorized and outstanding

As at December 31, 2021, the Company had unlimited authorized common shares without par value and 28,992,429 common issued and outstanding (December 31, 2020 - 25,908,233).

b) Share issuances

Fiscal 2021

- On January 27, 2021, the Company closed a non-brokered private placement and issued 250,000 units at a price of $2.00 per unit for gross proceeds of $500,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share at a price of $2.50 until January 27, 2023. The Company incurred $7,495 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $205,761 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 year expected life; 105.96% volatility; risk-free interest rate of 0.16%; and a dividend yield of 0%.

- On February 24, 2021, the Company issued 50,000 common shares share to Genevieve Enterprise Corp. pursuant to a finder's fee agreement. The $105,000 was recorded in consulting fees in the statement of loss and comprehensive loss.

- April 22, 2021, the Company settled debt in the total amount of $178,856 with two of its creditors, by the issuance of 144,239 common shares at a price of $1.24 per share. As part of the settlement, the Company recorded a loss of $52,164.

- On June 8, 2021, $17,883 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 11,922 units of the Company at a fair value of $1.48 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

The fair value of these warrants at the date of grant was estimated at $1,291 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 0.2 years expected average life; 87.09% volatility; risk-free interest rate of 0.32%; and a dividend yield of 0%.

- On July 12, 2021, $1,567 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 1,080 units of the Company at a fair value of $1.45 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

On July 12, 2021, principal amount of $166,284 convertible debentures of the $322,534 convertible debentures issued on June 15, 2018 was converted into 133,027 units of the Company at a fair value of $1.25 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

The fair value of these warrants at the date of grant was estimated at $16,984 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 0.1 years expected average life; 88.05% volatility; risk-free interest rate of 0.43%; and a dividend yield of 0%.

- On September 14, 2021, the Company closed the non-brokered private placement, issued 878,970 units at a price of $1.65 per unit for gross proceeds of $1,410,750 and a reduction in accounts payable of $39,550. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share in the capital of the Company at a price of $2.00 for a period of two years. The Company incurred $14,500 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $448,604 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 years expected average life; 103.17% volatility; risk-free interest rate of 0.41%; and a dividend yield of 0%.

- On November 8, 2021, the Company closed a non-brokered private placement and issued 300,000 units at a price of $1.65 per unit for gross proceeds of $495,000. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional common share at a price of $1.75 for a period of two years. The Company incurred $7,131 in share issuance costs as part of the transaction.

The fair value of these warrants at the date of grant was estimated at $144,229 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2 years expected average life; 102.79% volatility; risk-free interest rate of 0.95%; and a dividend yield of 0%.

- During the year ended December 31, 2021, 449,500 stock options were exercised for gross proceeds of $540,749.

- During current year ended December 31, 2021, 865,458 shares were issued from warrants exercised for gross proceeds of $1,302,543.

Fiscal 2020

- On January 27, 2020, the Company closed a non-brokered private placement and issued 611,000 units at a price of $0.50 per unit for gross proceeds of $300,000 and a reduction of $5,500 in accounts payable. Each unit is comprised of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one additional share at a price of $0.55 until April 21, 2024. The Company incurred $8,500 in share issuance costs related to the financing.

The fair value of these warrants at the date of grant was estimated at $143,370 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 4 year expected life; 107.83% volatility; risk-free interest rate of 1.32%; and a dividend yield of 0%.

- On March 25, 2020, the Company closed a non-brokered private placement and issued 1,000,000 units at a price of $0.50 per unit for gross proceeds of $480,000 and a reduction of $20,000 in accounts payable. Each unit is comprised of one common share and one full common share purchase warrant. Each warrant entitles the holder to acquire one additional common share in the capital of the Company at a price of $0.55 per common share until April 21, 2024. The Company incurred $11,000 in share issuance costs related to the financing.

The fair value of these warrants at the date of grant was estimated at $259,489 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 4 year average life; 109.91% volatility; risk-free interest rate of 0.78%; and a dividend yield of 0%.

- On April 9, 2020, $36,268 accrued interest of the $322,534 convertible debentures issued on June 15, 2018 was converted into 51,811 units of the Company at a fair value of $0.70 per unit. Each unit is comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to August 21, 2021.

The fair value of these warrants at the date of grant was estimated at $4,760 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 1.37-years expected average life; 97.8% volatility; risk-free interest rate of 0.39%; and a dividend yield of 0%.

- On May 1, 2020, the Company closed the non-brokered private placement, issued 1,018,593 units at a price of $0.645 per unit for gross proceeds of $597,008 and a reduction in accounts payable of $59,985. Each unit is comprised of one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to acquire one additional share in the capital of the Company at a price of $1.00 until April 21, 2024. The Company incurred $19,928 in share issuance costs related to the financing.

The fair value of these warrants at the date of grant was estimated at $264,468 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 4 year expected average life; 108.77% volatility; risk-free interest rate of 0.34%; and a dividend yield of 0%.

- On June 1, 2020, 25,000 stock option were exercised for gross proceeds of $15,000.

- On June 11, 2020, principal amount of $50,000 of convertible debentures issued on January 13, 2017 in the aggregate amount of $125,000 converted into 50,000 units at a price of $1.00 per unit. Each unit comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to January 13, 2022.

The fair value of these warrants at the date of grant was estimated at $25,446 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 1.59-years expected average life; 107.65% volatility; risk-free interest rate of 0.27%; and a dividend yield of 0%.

- On July 2, 2020, 25,000 stock option were exercised for gross proceeds of $15,000.

- On July 13, 2020, principal amount of $75,000 of convertible debentures issued on January 13, 2017 in the aggregate amount of $75,000 were converted into 75,000 units at a price of $1.00 per unit. Each unit comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to January 13, 2022.

The fair value of these warrants at the date of grant was estimated at $35,431 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 1.5-years expected average life; 105.82% volatility; risk-free interest rate of 0.28%; and a dividend yield of 0%.

- On July 13, 2020, the Company issued 25,000 units at a fair value of $25,000 as units for services. Each unit comprised of one common share of the Company and one half of one common share purchase warrant entitling the holder to acquire an additional common share at the price of $1.50 on or prior to January 13, 2022.

The fair value of these warrants at the date of grant was estimated at $11,810 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 1.5-years expected average life; 105.82% volatility; risk-free interest rate of 0.28%; and a dividend yield of 0%.

- On November 2, 2020, the Company closed the non-brokered private placement, issued 500,000 units at a price of $1.50 per unit for gross proceeds of $735,750 and a reduction of accounts payable of $14,250. Each unit is comprised of one common share and one share purchase warrant. Each share purchase warrant entitles the holder to acquire one additional common share in the capital of the Company at a price of $1.75 per until November 2, 2022.

The fair value of these warrants at the date of grant was estimated at $229,756 using the proportionate allocation method. The warrants for this method were valued using the Black-Scholes option pricing model with the following assumptions: a 2-year expected average life; 101.09% volatility; risk-free interest rate of 0.26%; and a dividend yield of 0%.

- On September 22, 2020, 100,000 stock option were exercised for gross proceeds of $85,000.

- During year ended December 31, 2020, 2,820,836 shares was issued from warrants exercised for gross proceeds of $2,185,787 and a reduction of accounts payable of $153,750, 150,000 shares was issued from options exercised for gross proceed of $115,000.

c) Stock options

The Board of Directors may grant options to purchase shares from time to time, subject to the aggregate number of common shares of the Company issuable under all outstanding stock options of the Company not exceeding 10% of the issued and outstanding common shares of the Company at the time of the grant. The options are exercisable over a period established at the time of issuance to buy shares of the Company for a period not exceeding ten years, at a price not less than the minimum price permitted by the exchange. The vesting schedule for an option, if any, shall be determined by the Board of Directors at the time of issuance.

- On July 7, 2021, the Company issued 350,000 incentive stock option to a consultant of the Company exercisable at $1.35 per share for a period of 3 years. The fair value of the share options was estimated at $363,106 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 100.97%, dividend payment during life of option was nil, risk free interest rate 0.66%, weighted average exercise price $1.35, weighted average fair value per option $1.04, share price $1.59.

- On May 25, 2021, the Company issued 30,000 incentive stock option to a consultant of the Company exercisable at $1.50 per share for a period of 2 years. The fair value of the share options was estimated at $23,820 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 2 years, expected stock price volatility 105.28%, dividend payment during life of option was nil, risk free interest rate 0.30%, weighted average exercise price $1.50, weighted average fair value per option $0.79, share price $1.47.

- On January 20, 2021, the Company issued 350,000 incentive stock option to consultants of the Company exercisable at $2.00 per share for a period of 3 years. The fair value of the share options was estimated at $599,397 on the date of grant using the Black- Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 115.92%, dividend payment during life of option was nil, risk free interest rate 0.20%, weighted average exercise price $2.00, weighted average fair value per option $1.71, share price $2.40.

- On January 15, 2020, the Company issued 100,000 incentive stock option to a consultant of the Company exercisable at $0.60 per share for a period of 5 years with an 18-month vesting provision. The fair value of the share options was estimated at $39,709 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 5 years with an 18-month vesting provision, expected stock price volatility 107%, dividend payment during life of option was nil, risk free interest rate 1.54%, weighted average exercise price $0.60, weighted average fair value per option $0.40, weighted average share price $0.52.

- On May 21, 2020, the Company granted 200,000 stock options to a consultant of the Company exercisable at $1.38 for a period of 2 years. The fair value of the share options was estimated at $143,524 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 2 years, expected stock price volatility 99.56%, dividend payment during life of option was nil, risk free interest rate 0.30%, weighted average exercise price $1.38, weighted average fair value per option $0.72, weighted average share price $1.38.

- On October 13, 2020, the Company granted 50,000 incentive stock options to Company consultant exercisable at $1.50 per share for a period of 2 years. The fair value of the share options was estimated at $42,514 on the date of grant using the Black-Scholes option pricing model, with the following assumptions: expected option life of 2 years, expected stock price volatility 100.95%, dividend payment during life of option was nil, risk free interest rate 0.25%, weighted average exercise price $1.50, weighted average fair value per option $0.85, weighted average share price $1.58.

- On December 3, 2020, the Company issued 550,000 incentive stock option to two consultants of the Company exercisable at $1.50 per share for a period of 3 years. The fair value of the share options was estimated at $509,812 on the date of grant using the Black- Scholes option pricing model, with the following assumptions: expected option life of 3 years, expected stock price volatility 106.52%, dividend payment during life of option was nil, risk free interest rate 0.3%, weighted average exercise price $1.50, weighted average fair value per option $0.93, weighted average share price $1.45.

Total share options granted during the year ended December 31, 2021 were 730,000 (December 31, 2020 - 900,000). Total share-based payment expense recognized for the fair value of share options granted and vested during the year ended December 31, 2021 was $990,448 (2020 - $821,427).

A summary of stock option information as at December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021		December 31, 2020
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,050,000	$1.20	1,300,000	$1.03
Granted	730,000	1.67	900,000	1.37
Exercised	(449,500)	1.20	(150,000)	0.77
Outstanding - end of period	2,330,500	$1.34	2,050,000	$1.20

The following table discloses the number of options and vested options outstanding as at December 31, 2021:

Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life (years)	Number of options Outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
275,000	1.10	1.28	275,000	1.10	1.28
250,000	1.20	0.64	250,000	1.20	0.64
500,000	1.00	2.39	500,000	1.00	2.39
100,000	1.38	0.39	100,000	1.38	0.39
30,000	1.50	1.40	30,000	1.50	1.40
550,000	1.50	1.92	550,000	1.50	1.92
275,500	2.00	2.05	275,500	2.00	2.05
350,000	1.35	2.52	350,000	1.35	2.52
2,330,500	$1.34	1.84	2,330,500	$1.34	1.84

The following table discloses the number of warrants outstanding as at:

	December 31, 2021		December 31, 2020
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	$1,624,293	$1.18	2,456,415	$1.23
Granted	1,501,985	2.01	2,737,664	1.49
Exercised	(865,458)	1.51	(2,820,836)	0.83
Expired	(201,350)	1.50	(748,950)	1.60
Outstanding - end of period	2,059,470	$1.62	1,624,293	$1.18

Outstanding warrants		Expiry Date	Exercise price
11,000		April 24, 2024	$0.55
520,000		April 24, 2024	$0.55
37,500	*	January 13, 2022	$1.50
12,500	*	January 13, 2022	$1.50
49,500		November 2, 2022	$1.75
250,000		January 27, 2023	$2.50
878,970		September 14, 2023	$2.00
300,000		November 8, 2023	$1.75
2,059,470

*these warrants expired unexercised subsequent to December 31, 2021.